Annual Total Returns- Transamerica Multi-Managed Balanced (Class I2) [BarChart] - Class I2 - Transamerica Multi-Managed Balanced - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.30%	12.03%	17.38%	10.34%	(0.20%)	7.50%	13.84%	(3.94%)	21.32%	15.56%